Note 15 - Stock Options and Stock-based Employee Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Share Based Compensation Arrangement by Stock Options and Restricted Stock Units Outstanding and Available for Future Issuance [Table Text Block]
	December 31,
(in thousands)	2019	2018

Stock Options and RSUs Outstanding
2011 Plan	1,804	1,519
Non-Plan	3	3
Total Outstanding	1,807	1,522

Available for Future Grants under 2011 Plan	149	484

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
(in thousands, except for weighted-average data)		Weighted- Average Exercise	Weighted- Average Remaining Contractual
Stock Options	Shares	Price	Term (In Yrs)

Outstanding at January 1, 2020	1,772	$17.61
Forfeited or expired	(7)	65.17
Outstanding at March 31, 2020	1,765	$17.40	8.7

Vested and exercisable at March 31, 2020	599	$26.66	8.7

Vested and expected to vest at March 31, 2020	1,696	$17.37	8.8

(in thousands, except for weighted-average data) Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2019	1,472	$20.19
Granted	382	9.99
Forfeited or expired	(82)	40.74
Outstanding at December 31, 2019	1,772	$17.61	9.0

Vested and exercisable at December 31, 2019	521	$29.34	8.9

Vested and expected to vest at December 31, 2019	1,692	$17.55	9.0

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
(in thousands, except for weighted-average data)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2019	50	$12.87
Awarded	83	11.85
Cancelled	(48)	12.99
Vested	(50)	12.87
Unvested at December 31, 2019	35	$11.85

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
(in thousands)	2020	2019

Research and development	$714	$489
General and administrative	975	1,041
Total	$1,689	$1,530

	Year Ended December 31,
(in thousands)	2019	2018

Research and development	$1,932	$232
Selling, general and administrative	4,789	723
Total	$6,721	$955

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2019	2018

Weighted average expected volatility	95%	93%
Weighted average expected term (years)	6.6	7.0
Weighted average risk-free interest rate	2.6%	2.7%
Expected dividends	-	-